Consolidated Statements of Operations and Comprehensive Loss - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Operating expenses:
Research and development	$ 41,610	$ 1,273,536
General and administrative	2,566,432	3,825,512
Total operating expenses	2,608,042	5,099,048
Loss from operations	(2,608,042)	(5,099,048)
Other income:
Change in fair value of share liability	0	150,527
Interest income	115	3,382
Total other income	115	153,909
Net loss	$ (2,607,927)	$ (4,945,139)
Net loss per share, basic and diluted	$ (0.16)	$ (0.18)
Weighted average shares of common stock outstanding, basic and diluted	16,246,432	26,793,748
Other comprehensive loss:
Net loss	$ (2,607,927)	$ (4,945,139)
Foreign currency translation	18,723	236,307
Total comprehensive loss	$ (2,589,204)	$ (4,708,832)